Net employee defined benefit - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit asset (liability) [line items]
Employer contributions	$ 2.8	$ 4.4	$ 4.8
Retirement of interest earned	1.1	2.5	0.0
Actuarial loss recognized in other comprehensive income	$ 15.5	$ 4.4	$ 0.3
Duration of defined benefit plan obligation	9 years
Indemnity plan [member]
Disclosure of net defined benefit asset (liability) [line items]
Percentage of eligible earnings accumulated as benefit	6.54%